Note 7 - Goodwill and Intangible Assets - Activity for Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Beginning of year	$ 476	$ 390
Additions	257	276
Amortized to expense	(191)	(190)
End of year	$ 542	$ 476